Loans, net - Reconciliation of changes in allowance account for credit losses of loans receivable (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Beginning of year balances, Loans		S/ 37,136,853
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Write offs
Others	[1]
End of year balances, Loans		40,519,423	S/ 37,136,853
Beginning of year balances		34,743	28,050
New originated or purchased assets		120	1,588
Assets derecognized or matured (excluding write-offs)		(8,879)	(1,290)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year		34,017	6,492
Write-offs
Recovery of written–off loans
Foreign exchange effect		3,913	(97)
End of year balances		71,560	34,743
Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances		6,849	6,446
New originated or purchased assets		120	1,588
Assets derecognized or matured (excluding write-offs)		(811)	(987)
Transfers to Stage 1
Transfers to Stage 2			(4)
Transfers to Stage 3		(422)
Impact on the expected credit loss for credits that change stage in the year		(230)	(109)
Write-offs
Recovery of written–off loans
Foreign exchange effect		3,911	(85)
End of year balances		9,417	6,849
Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances		27,894	21,604
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)			(303)
Transfers to Stage 1
Transfers to Stage 2			4
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year		34,247	6,601
Write-offs
Recovery of written–off loans
Foreign exchange effect		2	(12)
End of year balances		62,143	27,894
Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(8,068)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3		422
Impact on the expected credit loss for credits that change stage in the year
Write-offs
Recovery of written–off loans
Foreign exchange effect
End of year balances
Direct loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		38,257,144	34,055,208
New assets originated or purchased		21,449,051	18,046,202
Assets derecognized or repaid (excluding write offs)		(13,951,698)	(11,726,343)
Write offs		(925,960)	(874,068)
Others	[1]	(2,763,737)	(1,066,807)
Foreign exchange effect		1,017,104	(177,048)
End of year balances, Loans		43,081,904	38,257,144
Beginning of year balances		1,394,779	1,364,804
New originated or purchased assets		451,031	317,473
Assets derecognized or matured (excluding write-offs)		(175,993)	(223,510)
Impact on the expected credit loss for credits that change stage in the year	[2]	2,151,311	707,008
Others	[3]	(49,358)	(28,228)
Total		2,376,991	772,743
Write-offs		(925,960)	(874,068)
Recovery of written–off loans		106,395	136,468
Foreign exchange effect		32,646	(5,168)
End of year balances		2,984,851	1,394,779
Direct loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		34,822,014	30,382,175
New assets originated or purchased		21,449,051	18,046,202
Assets derecognized or repaid (excluding write offs)		(13,398,763)	(10,863,470)
Transfers to Stage 1		730,043	969,214
Transfers to Stage 2		(5,701,687)	(1,931,859)
Transfers to Stage 3		(1,105,357)	(504,354)
Others	[1]	(2,833,086)	(1,111,112)
Foreign exchange effect		931,063	(164,782)
End of year balances, Loans		34,893,278	34,822,014
Beginning of year balances		461,892	394,801
New originated or purchased assets		451,031	317,473
Assets derecognized or matured (excluding write-offs)		(83,688)	(98,575)
Transfers to Stage 1		75,293	126,904
Transfers to Stage 2		(464,875)	(139,232)
Transfers to Stage 3		(78,182)	(63,227)
Impact on the expected credit loss for credits that change stage in the year	[2]	(97,685)	(91,914)
Others	[3]	(86,483)	16,327
Total		(284,589)	67,756
Foreign exchange effect		2,938	(665)
End of year balances		180,241	461,892
Direct loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		2,540,245	2,858,361
Assets derecognized or repaid (excluding write offs)		(484,271)	(786,157)
Transfers to Stage 1		(728,403)	(967,118)
Transfers to Stage 2		5,737,777	1,969,563
Transfers to Stage 3		(1,232,556)	(470,499)
Others	[1]	(146,760)	(56,737)
Foreign exchange effect		58,658	(7,168)
End of year balances, Loans		5,744,690	2,540,245
Beginning of year balances		394,773	462,749
Assets derecognized or matured (excluding write-offs)		(59,007)	(82,624)
Transfers to Stage 1		(74,069)	(125,255)
Transfers to Stage 2		480,358	156,706
Transfers to Stage 3		(364,587)	(135,678)
Impact on the expected credit loss for credits that change stage in the year	[2]	770,405	148,328
Others	[3]	(17,357)	(28,174)
Total		735,743	(66,697)
Foreign exchange effect		14,691	(1,279)
End of year balances		1,145,207	394,773
Direct loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		894,885	814,672
Assets derecognized or repaid (excluding write offs)		(68,664)	(76,716)
Transfers to Stage 1		(1,640)	(2,096)
Transfers to Stage 2		(36,090)	(37,704)
Transfers to Stage 3		2,337,913	974,853
Write offs		(925,960)	(874,068)
Others	[1]	216,109	101,042
Foreign exchange effect		27,383	(5,098)
End of year balances, Loans		2,443,936	894,885
Beginning of year balances		538,114	507,254
Assets derecognized or matured (excluding write-offs)		(33,298)	(42,311)
Transfers to Stage 1		(1,224)	(1,649)
Transfers to Stage 2		(15,483)	(17,474)
Transfers to Stage 3		442,769	198,905
Impact on the expected credit loss for credits that change stage in the year	[2]	1,478,591	650,594
Others	[3]	54,482	(16,381)
Total		925,837	771,684
Write-offs		(925,960)	(874,068)
Recovery of written–off loans		106,395	136,468
Foreign exchange effect		15,017	(3,224)
End of year balances		1,659,403	538,114
Commercial loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		17,479,006
End of year balances, Loans		22,001,567	17,479,006
Beginning of year balances		146,250	194,213
New originated or purchased assets		118,602	42,558
Assets derecognized or matured (excluding write-offs)		(30,646)	(54,346)
Impact on the expected credit loss for credits that change stage in the year	[3]	64,166	29,078
Others	[1]	(50,679)	(35,128)
Total		101,443	(17,838)
Write-offs		(27,817)	(29,800)
Recovery of written–off loans		1,756	968
Foreign exchange effect		16,128	(1,293)
End of year balances		237,760	146,250
Commercial loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		16,594,779
End of year balances, Loans		19,502,174	16,594,779
Beginning of year balances		54,693	68,705
New originated or purchased assets		118,602	42,558
Assets derecognized or matured (excluding write-offs)		(21,764)	(35,809)
Transfers to Stage 1		2,759	6,996
Transfers to Stage 2		(40,813)	(13,571)
Transfers to Stage 3		(1,112)	(4,506)
Impact on the expected credit loss for credits that change stage in the year	[3]	(4,594)	(2,900)
Others	[1]	(39,045)	(6,239)
Total		14,033	(13,471)
Foreign exchange effect		2,546	(541)
End of year balances		71,272	54,693
Commercial loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		685,054
End of year balances, Loans		2,262,658	685,054
Beginning of year balances		24,399	27,397
Assets derecognized or matured (excluding write-offs)		(5,610)	(9,153)
Transfers to Stage 1		(2,759)	(6,996)
Transfers to Stage 2		40,813	14,721
Transfers to Stage 3		(1,772)	(3,583)
Impact on the expected credit loss for credits that change stage in the year	[3]	46,314	5,779
Others	[1]	(14,597)	(3,599)
Total		62,389	(2,831)
Foreign exchange effect		11,252	(167)
End of year balances		98,040	24,399
Commercial loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		199,173
End of year balances, Loans		236,735	199,173
Beginning of year balances		67,158	98,111
Assets derecognized or matured (excluding write-offs)		(3,272)	(9,384)
Transfers to Stage 2			(1,150)
Transfers to Stage 3		2,884	8,089
Impact on the expected credit loss for credits that change stage in the year	[3]	22,446	26,199
Others	[1]	2,963	(25,290)
Total		25,021	(1,536)
Write-offs		(27,817)	(29,800)
Recovery of written–off loans		1,756	968
Foreign exchange effect		2,330	(585)
End of year balances		68,448	67,158
Consumer loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		12,821,567
End of year balances, Loans		11,416,175	12,821,567
Beginning of year balances		1,058,600	986,951
New originated or purchased assets		185,014	257,150
Assets derecognized or matured (excluding write-offs)		(125,246)	(144,325)
Impact on the expected credit loss for credits that change stage in the year	[3]	1,908,097	607,998
Others	[1]	144,988	9,467
Total		2,112,853	730,290
Write-offs		(868,121)	(785,863)
Recovery of written–off loans		100,760	130,184
Foreign exchange effect		9,301	(2,962)
End of year balances		2,413,393	1,058,600
Consumer loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		11,126,808
End of year balances, Loans		7,681,889	11,126,808
Beginning of year balances		384,989	303,953
New originated or purchased assets		185,014	257,150
Assets derecognized or matured (excluding write-offs)		(57,327)	(57,268)
Transfers to Stage 1		57,658	111,506
Transfers to Stage 2		(364,594)	(120,042)
Transfers to Stage 3		(73,702)	(54,960)
Impact on the expected credit loss for credits that change stage in the year	[3]	(85,873)	(81,409)
Others	[1]	39,014	26,129
Total		(299,810)	81,106
Foreign exchange effect		142	(70)
End of year balances		85,321	384,989
Consumer loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		1,294,358
End of year balances, Loans		2,030,679	1,294,358
Beginning of year balances		332,697	398,353
Assets derecognized or matured (excluding write-offs)		(49,644)	(69,819)
Transfers to Stage 1		(56,434)	(109,857)
Transfers to Stage 2		368,484	124,906
Transfers to Stage 3		(353,230)	(121,246)
Impact on the expected credit loss for credits that change stage in the year	[3]	630,793	135,659
Others	[1]	26,254	(24,275)
Total		566,223	(64,632)
Foreign exchange effect		2,682	(1,024)
End of year balances		901,602	332,697
Consumer loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		400,401
End of year balances, Loans		1,703,607	400,401
Beginning of year balances		340,914	284,645
Assets derecognized or matured (excluding write-offs)		(18,275)	(17,238)
Transfers to Stage 1		(1,224)	(1,649)
Transfers to Stage 2		(3,890)	(4,864)
Transfers to Stage 3		426,932	176,206
Impact on the expected credit loss for credits that change stage in the year	[3]	1,363,177	553,748
Others	[1]	79,720	7,613
Total		1,846,440	713,816
Write-offs		(868,121)	(785,863)
Recovery of written–off loans		100,760	130,184
Foreign exchange effect		6,477	(1,868)
End of year balances		1,426,470	340,914
Mortgage loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		7,206,445
End of year balances, Loans		7,721,267	7,206,445
Beginning of year balances		121,682	114,610
New originated or purchased assets		2,125	2,153
Assets derecognized or matured (excluding write-offs)		(13,556)	(15,205)
Impact on the expected credit loss for credits that change stage in the year	[3]	100,318	28,120
Others	[1]	(25,139)	(1,845)
Total		63,748	13,223
Write-offs		(4,350)	(5,427)
Foreign exchange effect		6,904	(724)
End of year balances		187,984	121,682
Mortgage loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		6,478,935
End of year balances, Loans		6,320,420	6,478,935
Beginning of year balances		9,418	8,428
New originated or purchased assets		2,125	2,153
Assets derecognized or matured (excluding write-offs)		(932)	(1,017)
Transfers to Stage 1		13,011	6,760
Transfers to Stage 2		(11,306)	(1,174)
Transfers to Stage 3		(430)	(312)
Impact on the expected credit loss for credits that change stage in the year	[3]	(5,902)	(6,185)
Others	[1]	4,920	787
Total		1,486	1,012
Foreign exchange effect		219	(22)
End of year balances		11,123	9,418
Mortgage loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		479,548
End of year balances, Loans		957,367	479,548
Beginning of year balances		22,788	20,142
Assets derecognized or matured (excluding write-offs)		(1,972)	(1,354)
Transfers to Stage 1		(13,011)	(6,760)
Transfers to Stage 2		22,819	12,634
Transfers to Stage 3		(4,667)	(3,472)
Impact on the expected credit loss for credits that change stage in the year	[3]	34,008	2,094
Others	[1]	2,066	(420)
Total		39,243	2,722
Foreign exchange effect		751	(76)
End of year balances		62,782	22,788
Mortgage loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		247,962
End of year balances, Loans		443,480	247,962
Beginning of year balances		89,476	86,040
Assets derecognized or matured (excluding write-offs)		(10,652)	(12,834)
Transfers to Stage 2		(11,513)	(11,460)
Transfers to Stage 3		5,097	3,784
Impact on the expected credit loss for credits that change stage in the year	[3]	72,212	32,211
Others	[1]	(32,125)	(2,212)
Total		23,019	9,489
Write-offs		(4,350)	(5,427)
Foreign exchange effect		5,934	(626)
End of year balances		114,079	89,476
Small and micro-business loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		750,126
End of year balances, Loans		1,942,895	750,126
Beginning of year balances		68,247	69,030
New originated or purchased assets		145,290	15,612
Assets derecognized or matured (excluding write-offs)		(6,545)	(9,634)
Impact on the expected credit loss for credits that change stage in the year	[3]	78,730	41,812
Others	[1]	(118,528)	(722)
Total		98,947	47,068
Write-offs		(25,672)	(52,978)
Recovery of written–off loans		3,879	5,316
Foreign exchange effect		313	(189)
End of year balances		145,714	68,247
Small and micro-business loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		621,492
End of year balances, Loans		1,388,795	621,492
Beginning of year balances		12,792	13,715
New originated or purchased assets		145,290	15,612
Assets derecognized or matured (excluding write-offs)		(3,665)	(4,481)
Transfers to Stage 1		1,865	1,642
Transfers to Stage 2		(48,162)	(4,445)
Transfers to Stage 3		(2,938)	(3,449)
Impact on the expected credit loss for credits that change stage in the year	[3]	(1,316)	(1,420)
Others	[1]	(91,372)	(4,350)
Total		(298)	(891)
Foreign exchange effect		31	(32)
End of year balances		12,525	12,792
Small and micro-business loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		81,285
End of year balances, Loans		493,986	81,285
Beginning of year balances		14,889	16,857
Assets derecognized or matured (excluding write-offs)		(1,781)	(2,298)
Transfers to Stage 1		(1,865)	(1,642)
Transfers to Stage 2		48,242	4,445
Transfers to Stage 3		(4,918)	(7,377)
Impact on the expected credit loss for credits that change stage in the year	[3]	59,290	4,796
Others	[1]	(31,080)	120
Total		67,888	(1,956)
Foreign exchange effect		6	(12)
End of year balances		82,783	14,889
Small and micro-business loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		47,349
End of year balances, Loans		60,114	47,349
Beginning of year balances		40,566	38,458
Assets derecognized or matured (excluding write-offs)		(1,099)	(2,855)
Transfers to Stage 2		(80)
Transfers to Stage 3		7,856	10,826
Impact on the expected credit loss for credits that change stage in the year	[3]	20,756	38,436
Others	[1]	3,924	3,508
Total		31,357	49,915
Write-offs		(25,672)	(52,978)
Recovery of written–off loans		3,879	5,316
Foreign exchange effect		276	(145)
End of year balances		50,406	40,566
Line Of Credit Facilities [Member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		4,101,977	4,071,460
New assets originated or purchased		1,696,200	1,640,747
Assets derecognized or repaid (excluding write offs)		(1,300,617)	(1,328,952)
Others	[1]	(60,876)	(247,786)
Foreign exchange effect		175,247	(33,492)
End of year balances, Loans		4,611,931	4,101,977
Beginning of year balances		39,694	62,051
New originated or purchased assets		5,816	6,937
Assets derecognized or matured (excluding write-offs)		(3,753)	(19,800)
Impact on the expected credit loss for credits that change stage in the year	[2]	6,698	(4,329)
Others	[3]	8,192	(4,740)
Total		16,953	(21,932)
Foreign exchange effect		1,076	(425)
End of year balances		57,723	39,694
Line Of Credit Facilities [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		3,849,152	3,501,536
New assets originated or purchased		1,696,200	1,640,747
Assets derecognized or repaid (excluding write offs)		(1,246,157)	(1,190,801)
Transfers to Stage 1		110,554	257,397
Transfers to Stage 2		(502,937)	(88,515)
Transfers to Stage 3		(424)	(1,186)
Others	[1]	(28,271)	(241,031)
Foreign exchange effect		164,640	(28,995)
End of year balances, Loans		4,042,757	3,849,152
Beginning of year balances		16,367	19,829
New originated or purchased assets		5,816	6,937
Assets derecognized or matured (excluding write-offs)		(2,859)	(9,803)
Transfers to Stage 1		1,681	7,101
Transfers to Stage 2		(7,493)	(2,410)
Transfers to Stage 3		(89)	(125)
Impact on the expected credit loss for credits that change stage in the year	[2]	(1,476)	(2,997)
Others	[3]	3,085	(1,996)
Total		(1,335)	(3,293)
Foreign exchange effect		709	(169)
End of year balances		15,741	16,367
Line Of Credit Facilities [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		222,418	526,854
Assets derecognized or repaid (excluding write offs)		(52,739)	(131,505)
Transfers to Stage 1		(110,554)	(257,397)
Transfers to Stage 2		502,937	88,515
Transfers to Stage 3		(749)	(37)
Others	[1]	(32,605)	457
Foreign exchange effect		10,404	(4,469)
End of year balances, Loans		539,112	222,418
Beginning of year balances		4,720	19,753
Assets derecognized or matured (excluding write-offs)		(640)	(6,597)
Transfers to Stage 1		(1,681)	(7,101)
Transfers to Stage 2		7,493	2,410
Transfers to Stage 3		(32)	(1)
Impact on the expected credit loss for credits that change stage in the year	[2]	7,578	(1,407)
Others	[3]	1,185	(2,091)
Total		13,903	(14,787)
Foreign exchange effect		322	(246)
End of year balances		18,945	4,720
Line Of Credit Facilities [Member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		30,407	43,070
Assets derecognized or repaid (excluding write offs)		(1,721)	(6,646)
Transfers to Stage 3		1,173	1,223
Others	[1]		(7,212)
Foreign exchange effect		203	(28)
End of year balances, Loans		30,062	30,407
Beginning of year balances		18,607	22,469
Assets derecognized or matured (excluding write-offs)		(254)	(3,400)
Transfers to Stage 3		121	126
Impact on the expected credit loss for credits that change stage in the year	[2]	596	75
Others	[3]	3,922	(653)
Total		4,385	(3,852)
Foreign exchange effect		45	(10)
End of year balances		S/ 23,037	S/ 18,607

[1]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).
[2]	With the purpose of reflecting the impact of the uncertainty due to the Covid-19 pandemic, see Note 1(b), the Group decided to apply the expert judgment to perform migrations of clients with higher risk from Stage 1 to Stage 2 and Stage 3, and from Stage 2 to Stage 3. These migrations into higher risk Stages led to incurrence of higher provisions for expected loss during 2020 compared to the year 2019; see Note 30.1(d.4).
[3]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).